Schedule of summarized financial information of the company’s equity investees (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Current	R$ 12,949		R$ 15,456
Cash and cash equivalents	825		1,680
Non-current	39,097		38,627
TOTAL ASSETS	52,046		54,083
Liabilities
TOTAL CURRENT	10,688		9,690
Non-current	21,896		26,915
Equity	19,462		17,478	R$ 16,103	R$ 16,084
TOTAL LIABILITIES AND EQUITY	52,046		54,083
Statement of income
Net sales revenue	33,646		25,228	25,486
Cost of sales	(26,923)		(19,845)	(19,598)
Depreciation and amortization	(947)		(865)	(815)
Gross profit (loss)	6,723		5,383	5,888
General and administrative expenses	(572)		(583)	(642)
Finance income	844		2,445	3,207
Finance expenses	(3,096)		(3,350)	(1,847)
Share of (loss) profit, net, of subsidiaries and joint ventures	182		357	125
NET INCOME FOR THE YEAR	3,753		2,865	3,195
Comprehensive income (loss) for the year
Valuation adjustments	(2,208)		(2,431)	(2,407)
Comprehensive income (loss) for the year	3,952		2,858	2,140
Current	10,688		9,690
Cost of sales	26,923		19,845	19,598
Depreciation and amortization	947		865	815
Hidreletrica Itaocara S A [Member]
Assets
Current	5		3
Cash and cash equivalents	5		2
Non-current	11		10
TOTAL ASSETS	16		13
Liabilities
TOTAL CURRENT	58		73
Loans and financings
Non-current
Loans and financings
Equity	(42)		(60)
TOTAL LIABILITIES AND EQUITY	16		13
Statement of income
Net sales revenue
Cost of sales	36		13
Depreciation and amortization
Gross profit (loss)	(36)		(13)
General and administrative expenses
Finance income
Finance expenses	30		(5)
Operational profit (loss)	(66)		(18)
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax
NET INCOME FOR THE YEAR	(66)		(18)
Comprehensive income (loss) for the year
Net income (loss) for the year	(66)
Valuation adjustments
Comprehensive income (loss) for the year	(66)		(18)
Current	58		73
Cost of sales	(36)		(13)
Depreciation and amortization
Ativas data center [member]
Assets
Current	42		39	33
Cash and cash equivalents	16		12	8
Non-current	96		104	107
TOTAL ASSETS	138		143	140
Liabilities
TOTAL CURRENT	39		39	24
Loans and financings	24		27	13
Non-current	19		18	34
Loans and financings	14		16	31
Equity	80		86	82
TOTAL LIABILITIES AND EQUITY	138		143	140
Statement of income
Net sales revenue	90		94	83
Cost of sales	85		78	(75)
Depreciation and amortization	10		15	(18)
Gross profit (loss)	5		16	8
General and administrative expenses	7		(8)	(7)
Finance income
Finance expenses	3		(3)	(3)
Operational profit (loss)	(5)		5	(2)
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax			(2)
NET INCOME FOR THE YEAR	(5)		3	(2)
Comprehensive income (loss) for the year
Net income (loss) for the year	(5)
Valuation adjustments
Comprehensive income (loss) for the year	(5)		3	(2)
Current	39		39	24
Cost of sales	(85)		(78)	75
Depreciation and amortization	(10)		(15)	18
Taesa [member]
Assets
Current	2,135		2,360	3,568
Cash and cash equivalents	385		896	83
Non-current	13,761		11,745	7,662
TOTAL ASSETS	15,896		14,105	11,230
Liabilities
TOTAL CURRENT	1,417		841	996
Loans and financings	16		121	10
Non-current	7,794		7,238	5,307
Loans and financings	614		923	4,159
Equity	6,685		6,026	4,927
TOTAL LIABILITIES AND EQUITY	15,896		14,105	11,230
Statement of income
Net sales revenue	3,472		3,561	1,795
Cost of sales	649		1,048	(574)
Depreciation and amortization	9		7	(5)
Gross profit (loss)	2,823		2,513	1,221
General and administrative expenses	169		(153)	(122)
Finance income	34		39	97
Finance expenses	844		(514)	(356)
Operational profit (loss)	1,844		1,885	840
Share of (loss) profit, net, of subsidiaries and joint ventures	781		834	306
Income tax and social contribution tax	(411)		(456)	(144)
NET INCOME FOR THE YEAR	2,214		2,263	1,002
Comprehensive income (loss) for the year
Net income (loss) for the year	(2,214)
Valuation adjustments	37
Comprehensive income (loss) for the year	2,251		2,263	1,002
Current	1,417		841	996
Cost of sales	(649)		(1,048)	574
Depreciation and amortization	(9)		(7)	5
Axxiom Solucoes Tecnologicas [Member]
Assets
Current	13		20	34
Cash and cash equivalents	4		3	7
Non-current	19		21	26
TOTAL ASSETS	32		41	60
Liabilities
TOTAL CURRENT	21		25	28
Loans and financings	7		7	8
Non-current	2		7	5
Loans and financings			1
Equity	9		9	27
TOTAL LIABILITIES AND EQUITY	32		41	60
Statement of income
Net sales revenue	28		41	53
Cost of sales	28		38	(54)
Depreciation and amortization	1		2	(2)
Gross profit (loss)			3	(1)
General and administrative expenses	4		(5)	(11)
Finance income
Finance expenses	1		(1)	(2)
Operational profit (loss)	(5)		(3)	(14)
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax				5
NET INCOME FOR THE YEAR	(5)		(3)	(9)
Comprehensive income (loss) for the year
Net income (loss) for the year	(5)
Valuation adjustments
Comprehensive income (loss) for the year	(5)		(3)	(9)
Current	21		25	28
Cost of sales	(28)		(38)	54
Depreciation and amortization	(1)		(2)	2
Lightger [member]
Assets
Current	35		103	87
Cash and cash equivalents	29		80	69
Non-current	120		129	124
TOTAL ASSETS	155		232	211
Liabilities
TOTAL CURRENT	11		72	53
Loans and financings	9		9	9
Non-current	46		54	63
Loans and financings	46		54	63
Equity	98		106	95
TOTAL LIABILITIES AND EQUITY	155		232	211
Statement of income
Net sales revenue	54		52	50
Cost of sales	26		9	(27)
Depreciation and amortization	11		11	(11)
Gross profit (loss)	28		43	23
General and administrative expenses	1		(1)	(2)
Finance income	2		2	4
Finance expenses	11		(16)	(7)
Operational profit (loss)	18		28	18
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(3)		(2)	(3)
NET INCOME FOR THE YEAR	15		26	15
Comprehensive income (loss) for the year
Net income (loss) for the year	15
Valuation adjustments
Comprehensive income (loss) for the year	15		26	15
Current	11		72	53
Cost of sales	(26)		(9)	27
Depreciation and amortization	(11)		(11)	11
Hidreletrica cachoeirao [member]
Assets
Current	29		30	35
Cash and cash equivalents	25		26	30
Non-current	93		80	82
TOTAL ASSETS	122		110	117
Liabilities
TOTAL CURRENT	1		2	7
Loans and financings
Non-current	1
Loans and financings
Equity	120		108	110
TOTAL LIABILITIES AND EQUITY	122		110	117
Statement of income
Net sales revenue	37		34	38
Cost of sales	8		15	(17)
Depreciation and amortization	3		3	(3)
Gross profit (loss)	29		19	21
General and administrative expenses
Finance income	2		1	1
Finance expenses
Operational profit (loss)	31		20	22
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(2)		(1)	(2)
NET INCOME FOR THE YEAR	29		19	20
Comprehensive income (loss) for the year
Net income (loss) for the year	29
Valuation adjustments
Comprehensive income (loss) for the year	29		19	20
Current	1		2	7
Cost of sales	(8)		(15)	17
Depreciation and amortization	(3)		(3)	3
Hidreletrica Pipoca [member]
Assets
Current	18		21	11
Cash and cash equivalents	12		8	2
Non-current	101		89	89
TOTAL ASSETS	119		110	100
Liabilities
TOTAL CURRENT	10		17	11
Loans and financings	7		7	7
Non-current	14		20	26
Loans and financings	13		20	26
Equity	95		73	63
TOTAL LIABILITIES AND EQUITY	119		110	100
Statement of income
Net sales revenue	39		33	30
Cost of sales	(11)		(6)	(15)
Depreciation and amortization	(3)		(3)	(3)
Gross profit (loss)	28		27	15
General and administrative expenses	(2)		(1)
Finance income
Finance expenses	(2)		(2)	(3)
Operational profit (loss)	24		24	12
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(1)		(2)	(1)
NET INCOME FOR THE YEAR	23		22	11
Comprehensive income (loss) for the year
Comprehensive income (loss) for the year	23		22	11
Current	10		17	11
Cost of sales	11		6	15
Depreciation and amortization	3		3	3
Retiro baixo [member]
Assets
Current	111		87	68
Cash and cash equivalents	99		74	56
Non-current	322		331	343
TOTAL ASSETS	433		418	411
Liabilities
TOTAL CURRENT	38		30	34
Loans and financings	14		14	14
Non-current	49		63	77
Loans and financings	41		55	68
Equity	346		325	300
TOTAL LIABILITIES AND EQUITY	433		418	411
Statement of income
Net sales revenue	70		73	70
Cost of sales	(25)		(29)	(30)
Depreciation and amortization	(9)		(11)	(9)
Gross profit (loss)	45		44	40
General and administrative expenses	(3)		(4)	(4)
Finance income	4		2	3
Finance expenses	(5)		(6)	(8)
Operational profit (loss)	41		36	31
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(13)		(3)	(3)
NET INCOME FOR THE YEAR	28		33	28
Comprehensive income (loss) for the year
Comprehensive income (loss) for the year	28		33	28
Current	38		30	34
Cost of sales	25		29	30
Depreciation and amortization	9		11	9
Alianca norte [member]
Assets
Current				1
Cash and cash equivalents				1
Non-current	1,150		1,189	1,266
TOTAL ASSETS	1,150		1,189	1,267
Liabilities
TOTAL CURRENT				1
Loans and financings
Non-current	2
Loans and financings
Equity	1,148		1,189	1,266
TOTAL LIABILITIES AND EQUITY	1,150		1,189	1,267
Statement of income
Net sales revenue
Cost of sales
Depreciation and amortization
Gross profit (loss)
General and administrative expenses	(2)		(1)	(2)
Finance income
Finance expenses
Operational profit (loss)	(2)		(1)	(2)
Share of (loss) profit, net, of subsidiaries and joint ventures	(39)		(77)	19
Income tax and social contribution tax
NET INCOME FOR THE YEAR	(41)		(78)	17
Comprehensive income (loss) for the year
Comprehensive income (loss) for the year	(41)		(78)	17
Current				1
Cost of sales
Depreciation and amortization
Guanhaes Energia [member]
Assets
Current	15		13	11
Cash and cash equivalents	5		6	5
Non-current	392		405	419
TOTAL ASSETS	407		418	430
Liabilities
TOTAL CURRENT	41		27	27
Loans and financings	12		12	12
Non-current	111		123	136
Loans and financings	93		106	127
Equity	255		268	267
TOTAL LIABILITIES AND EQUITY	407		418	430
Statement of income
Net sales revenue	52		49	51
Cost of sales	(55)		(36)	(38)
Depreciation and amortization	(18)		(17)	(14)
Gross profit (loss)	(3)		13	13
General and administrative expenses				(5)
Finance income				1
Finance expenses	(8)		(10)	(9)
Operational profit (loss)	(11)		3
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(2)		(2)	(2)
NET INCOME FOR THE YEAR	(13)		1	(2)
Comprehensive income (loss) for the year
Comprehensive income (loss) for the year	(13)		1	(2)
Current	41		27	27
Cost of sales	55		36	38
Depreciation and amortization	18		17	14
Amazonia Energia [Member]
Assets
Current
Cash and cash equivalents
Non-current	1,254		1,296	1,380
TOTAL ASSETS	1,254		1,296	1,380
Liabilities
TOTAL CURRENT	2			1
Loans and financings
Non-current
Loans and financings
Equity	1,252		1,296	1,379
TOTAL LIABILITIES AND EQUITY	1,254		1,296	1,380
Statement of income
Net sales revenue
Cost of sales	(2)
Depreciation and amortization
Gross profit (loss)	(2)
General and administrative expenses
Finance income
Finance expenses
Operational profit (loss)	(2)
Share of (loss) profit, net, of subsidiaries and joint ventures	(42)		(84)	20
Income tax and social contribution tax
NET INCOME FOR THE YEAR	(44)		(84)	20
Comprehensive income (loss) for the year
Comprehensive income (loss) for the year	(44)		(84)	20
Current	2			1
Cost of sales	2
Depreciation and amortization
Madeira energia [member]
Assets
Current	928	[1]	945	750
Cash and cash equivalents	180	[1]	263	78
Non-current	23,286	[1]	21,370	21,680
TOTAL ASSETS	24,214	[1]	22,315	22,430
Liabilities
TOTAL CURRENT	2,309	[1]	1,150	1,177
Loans and financings	116	[1]	108	73
Non-current	20,413	[1]	18,906	17,548
Loans and financings	12,828	[1]	4,902	10,925
Equity	1,492	[1]	2,259	3,705
TOTAL LIABILITIES AND EQUITY	24,214	[1]	22,315	22,430
Statement of income
Net sales revenue	3,758		3,200	3,198
Cost of sales	(2,292)		(2,720)	(2,508)
Depreciation and amortization	(870)		(869)	(869)
Gross profit (loss)	1,466		480	690
General and administrative expenses	(80)		(82)	(99)
Finance income	265		258	131
Finance expenses	(3,476)		(2,112)	(1,683)
Operational profit (loss)	(1,825)		(1,456)	(961)
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	1,812		10	10
NET INCOME FOR THE YEAR	(13)		(1,446)	(951)
Comprehensive income (loss) for the year
Comprehensive income (loss) for the year	(79)		(1,446)	(951)
Current	2,309	[1]	1,150	1,177
Cost of sales	2,292		2,720	2,508
Depreciation and amortization	870		869	869
Baguari Energia [member]
Assets
Current	72		63	60
Cash and cash equivalents	3		10	9
Non-current	218		209	187
TOTAL ASSETS	290		272	247
Liabilities
TOTAL CURRENT	21		22	16
Loans and financings
Non-current	26		21	4
Loans and financings
Equity	243		229	227
TOTAL LIABILITIES AND EQUITY	290		272	247
Statement of income
Net sales revenue	77		73	68
Cost of sales	(9)		(30)	(23)
Depreciation and amortization	(11)		(11)	(9)
Gross profit (loss)	68		43	45
General and administrative expenses			5
Finance income	4		2	4
Finance expenses	(4)		(1)	(1)
Operational profit (loss)	68		49	48
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(23)		(17)	(16)
NET INCOME FOR THE YEAR	45		32	32
Comprehensive income (loss) for the year
Comprehensive income (loss) for the year	45		32	32
Current	21		22	16
Cost of sales	9		30	23
Depreciation and amortization	11		11	9
Alianca geracao [member]
Assets
Current	728		805	935
Cash and cash equivalents	378		385	435
Non-current	3,364		2,461	2,409
TOTAL ASSETS	4,092		3,266	3,344
Liabilities
TOTAL CURRENT	762		503	610
Loans and financings	101		19	161
Non-current	1,472		905	876
Loans and financings	700		261	276
Equity	1,858		1,858	1,858
TOTAL LIABILITIES AND EQUITY	4,092		3,266	3,344
Statement of income
Net sales revenue	1,096		1,042	1,103
Cost of sales	(102)		(580)	(681)
Depreciation and amortization	(157)		(154)	(151)
Gross profit (loss)	994		462	422
General and administrative expenses	(44)		(47)	(31)
Finance income	41		28	39
Finance expenses	(233)		(63)	(90)
Operational profit (loss)	758		380	340
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(252)		(126)	(111)
NET INCOME FOR THE YEAR	506		254	229
Comprehensive income (loss) for the year
Comprehensive income (loss) for the year	506		254	229
Current	762		503	610
Cost of sales	102		580	681
Depreciation and amortization	157		154	151
U F V Janauba [Member]
Assets
Current	1		3
Cash and cash equivalents	1		2
Non-current	18		19
TOTAL ASSETS	19		22
Liabilities
TOTAL CURRENT	2
Loans and financings
Non-current	12
Loans and financings
Equity	5		22
TOTAL LIABILITIES AND EQUITY	19		22
Statement of income
Net sales revenue	5
Cost of sales	(2)		3
Depreciation and amortization	(2)		(1)
Gross profit (loss)	3		3
General and administrative expenses
Finance income
Finance expenses	(1)
Operational profit (loss)	2		3
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(1)
NET INCOME FOR THE YEAR	1		3
Comprehensive income (loss) for the year
Comprehensive income (loss) for the year	1		3
Current	2
Cost of sales	2		(3)
Depreciation and amortization	2		1
U F V Corinto [Member]
Assets
Current	3		2
Cash and cash equivalents	2		1
Non-current	17		18
TOTAL ASSETS	20		20
Liabilities
TOTAL CURRENT	1
Loans and financings
Non-current			1
Loans and financings
Equity	19		19
TOTAL LIABILITIES AND EQUITY	20		20
Statement of income
Net sales revenue	4		3
Cost of sales
Depreciation and amortization	(1)		(1)
Gross profit (loss)	4		3
General and administrative expenses	(1)		(1)
Finance income
Finance expenses
Operational profit (loss)	3		2
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax
NET INCOME FOR THE YEAR	3		2
Comprehensive income (loss) for the year
Comprehensive income (loss) for the year	3		2
Current	1
Cost of sales
Depreciation and amortization	1		1
U F V Manga [Member]
Assets
Current	3		1
Cash and cash equivalents	2
Non-current	20		23
TOTAL ASSETS	23		24
Liabilities
TOTAL CURRENT	1
Loans and financings
Non-current			2
Loans and financings
Equity	22		22
TOTAL LIABILITIES AND EQUITY	23		24
Statement of income
Net sales revenue	6		3
Cost of sales
Depreciation and amortization	(1)		(1)
Gross profit (loss)	6		3
General and administrative expenses	(1)		(2)
Finance income
Finance expenses
Operational profit (loss)	5		1
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(1)
NET INCOME FOR THE YEAR	4		1
Comprehensive income (loss) for the year
Comprehensive income (loss) for the year	4		1
Current	1
Cost of sales
Depreciation and amortization	1		1
U F V Bonfinopolis I I [Member]
Assets
Current	2
Cash and cash equivalents	2
Non-current	12		13
TOTAL ASSETS	14		13
Liabilities
TOTAL CURRENT	1
Loans and financings
Non-current
Loans and financings
Equity	13		13
TOTAL LIABILITIES AND EQUITY	14		13
Statement of income
Net sales revenue	3
Cost of sales
Depreciation and amortization
Gross profit (loss)	3
General and administrative expenses	(1)
Finance income
Finance expenses
Operational profit (loss)	2
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax	(1)
NET INCOME FOR THE YEAR	1
Comprehensive income (loss) for the year
Comprehensive income (loss) for the year	1
Current	1
Cost of sales
Depreciation and amortization
U F V Lagoa Grande [Member]
Assets
Current	3		2
Cash and cash equivalents	3		1
Non-current	23		24
TOTAL ASSETS	26		26
Liabilities
TOTAL CURRENT
Loans and financings
Non-current
Loans and financings
Equity	26		26
TOTAL LIABILITIES AND EQUITY	26		26
Statement of income
Net sales revenue	6		2
Cost of sales
Depreciation and amortization	(1)
Gross profit (loss)	6		2
General and administrative expenses	(1)		(1)
Finance income
Finance expenses
Operational profit (loss)	5		1
Income tax and social contribution tax	(1)
NET INCOME FOR THE YEAR	4		1
Comprehensive income (loss) for the year
Comprehensive income (loss) for the year	4		1
Current
Cost of sales
Depreciation and amortization	1
U F V Lontra [Member]
Assets
Current	4
Cash and cash equivalents	3
Non-current	26		29
TOTAL ASSETS	30		29
Liabilities
TOTAL CURRENT	1		1
Non-current			1
Equity	29		27
TOTAL LIABILITIES AND EQUITY	30		29
Statement of income
Net sales revenue	5
Cost of sales			(1)
Depreciation and amortization	(1)
Gross profit (loss)	5		(1)
General and administrative expenses	(1)		(1)
Operational profit (loss)	4		(2)
Income tax and social contribution tax	(1)
NET INCOME FOR THE YEAR	3		(2)
Comprehensive income (loss) for the year
Comprehensive income (loss) for the year	3		(2)
Current	1		1
Cost of sales			1
Depreciation and amortization	1
U F V Mato Verde [Member]
Assets
Current	1		1
Cash and cash equivalents	1
Non-current	11		11
TOTAL ASSETS	12		12
Liabilities
TOTAL CURRENT	1
Non-current
Equity	11		12
TOTAL LIABILITIES AND EQUITY	12		12
Statement of income
Net sales revenue	3
Cost of sales
Depreciation and amortization
Gross profit (loss)	3
General and administrative expenses	(1)
Operational profit (loss)	2
Income tax and social contribution tax
NET INCOME FOR THE YEAR	2
Comprehensive income (loss) for the year
Comprehensive income (loss) for the year	2
Current	1
Cost of sales
Depreciation and amortization
U F V Mirabela [Member]
Assets
Current	1
Cash and cash equivalents	1
Non-current	9		9
TOTAL ASSETS	10		9
Liabilities
TOTAL CURRENT	1
Non-current
Equity	9		9
TOTAL LIABILITIES AND EQUITY	10		9
Statement of income
Net sales revenue	2		1
Cost of sales
Depreciation and amortization
Gross profit (loss)	2		1
General and administrative expenses	(1)
Operational profit (loss)	1		1
Income tax and social contribution tax
NET INCOME FOR THE YEAR	1		1
Comprehensive income (loss) for the year
Comprehensive income (loss) for the year	1		1
Current	1
Cost of sales
Depreciation and amortization
U F V Porteirinha I [Member]
Assets
Current	3		1
Cash and cash equivalents	2
Non-current	11		12
TOTAL ASSETS	14		13
Liabilities
TOTAL CURRENT	1
Non-current
Equity	13		13
TOTAL LIABILITIES AND EQUITY	14		13
Statement of income
Net sales revenue	2
Cost of sales
Depreciation and amortization
Gross profit (loss)	2
General and administrative expenses
Operational profit (loss)	2
Income tax and social contribution tax
NET INCOME FOR THE YEAR	2
Comprehensive income (loss) for the year
Comprehensive income (loss) for the year	2
Current	1
Cost of sales
Depreciation and amortization
U F V Porteirinha I I [Member]
Assets
Current	1
Cash and cash equivalents
Non-current	12		12
TOTAL ASSETS	13		12
Liabilities
TOTAL CURRENT	1
Non-current
Equity	12		12
TOTAL LIABILITIES AND EQUITY	13		12
Statement of income
Net sales revenue	3
Cost of sales
Depreciation and amortization
Gross profit (loss)	3
General and administrative expenses	(1)		(1)
Operational profit (loss)	2		(1)
Income tax and social contribution tax			1
NET INCOME FOR THE YEAR	2
Comprehensive income (loss) for the year
Comprehensive income (loss) for the year	2
Current	1
Cost of sales
Depreciation and amortization
U F V Brasilandia [Member]
Assets
Current	3
Cash and cash equivalents	2
Non-current	27
TOTAL ASSETS	30
Liabilities
TOTAL CURRENT	3
Equity	27
TOTAL LIABILITIES AND EQUITY	30
Statement of income
Net sales revenue	5
Depreciation and amortization	(1)
Gross profit (loss)	5
General and administrative expenses	(1)
Operational profit (loss)	4
Income tax and social contribution tax	(1)
NET INCOME FOR THE YEAR	3
Comprehensive income (loss) for the year
Comprehensive income (loss) for the year	3
Current	3
Depreciation and amortization	R$ 1
Renova [Member]
Assets
Current			998
Cash and cash equivalents			29
Non-current			1,299
TOTAL ASSETS			2,297
Liabilities
TOTAL CURRENT			725
Loans and financings			380
Non-current			2,680
Loans and financings			1,083
Equity			(1,108)
TOTAL LIABILITIES AND EQUITY			2,297
Statement of income
Net sales revenue			70
Cost of sales			(46)
Depreciation and amortization			(7)
Gross profit (loss)			24
General and administrative expenses			(122)
Finance income
Finance expenses			26
Operational profit (loss)			(72)
Share of (loss) profit, net, of subsidiaries and joint ventures			95
Income tax and social contribution tax			(1)
NET INCOME FOR THE YEAR			22
Comprehensive income (loss) for the year
Comprehensive income (loss) for the year			22
Current			725
Cost of sales			46
Depreciation and amortization			R$ 7
Centroeste [Member]
Assets
Current				29
Cash and cash equivalents				27
Non-current				35
TOTAL ASSETS				64
Liabilities
TOTAL CURRENT				6
Loans and financings				3
Non-current				11
Loans and financings				8
Equity				47
TOTAL LIABILITIES AND EQUITY				64
Statement of income
Net sales revenue				17
Cost of sales				(5)
Depreciation and amortization				(1)
Gross profit (loss)				12
General and administrative expenses				(2)
Finance income				2
Finance expenses				(2)
Operational profit (loss)				10
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax				(1)
NET INCOME FOR THE YEAR				9
Comprehensive income (loss) for the year
Comprehensive income (loss) for the year				9
Current				6
Cost of sales				5
Depreciation and amortization				1
Renovarestated [Member]
Assets
Current				21
Cash and cash equivalents				5
Non-current				2,269
TOTAL ASSETS				2,290
Liabilities
TOTAL CURRENT				2,928
Loans and financings				1,507
Non-current				493
Loans and financings				55
Equity				(1,130)
TOTAL LIABILITIES AND EQUITY				2,291
Statement of income
Net sales revenue				98
Cost of sales				(66)
Depreciation and amortization				(9)
Gross profit (loss)				32
General and administrative expenses				(660)
Finance income				3
Finance expenses				(448)
Operational profit (loss)				(1,073)
Share of (loss) profit, net, of subsidiaries and joint ventures				66
Income tax and social contribution tax				(7)
NET INCOME FOR THE YEAR				(1,014)
Comprehensive income (loss) for the year
Comprehensive income (loss) for the year				(1,014)
Current				2,928
Cost of sales				66
Depreciation and amortization				R$ 9

[1]	The amount of Shareholders’ equity originally disclosed by the investee was adjusted by the Company for the purposes of posting equity income (change in the value of equity in non-consolidated investees), to take into account the modifying subsequent events resulting from the judgments given in the arbitration proceedings to which Saesa is a party. There is more information below in this note.